CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Share capital	Share premium	Contributed capital	Translation reserve	Statutory reserve	Retained earnings	Total Hailiang Education Group Inc. shareholders' equity	Non-controlling interests	Total
Balance at Jun. 30, 2018	¥ 268	¥ 134,583	¥ 235,895	¥ 8,144	¥ 304,523	¥ 638,246	¥ 1,321,659	¥ 13,154	¥ 1,334,813
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Business combination under common control			1,000			(340)	660		660
Total comprehensive income
Cash consideration paid for the acquisition of affiliated entities under common control (note 21)			1,000			(340)	660		660
Balance at Jun. 30, 2018	268	134,583	235,895	8,144	304,523	638,246	1,321,659	13,154	1,334,813
Total comprehensive income
Profit for the year									312,592
Total comprehensive (loss)/income									315,902
Balance at Jun. 30, 2019	268	134,583	253,034	11,454	349,481	901,460	1,650,280	37,439	1,687,719
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Business combination under common control			1,000				1,000		1,000
Adjustment on initial application of IFRS 15, net of income tax at Jul. 01, 2018						18,279	18,279		18,279
Restated balance at July 1, 2018 at Jul. 01, 2018	268	134,583	236,895	8,144	304,523	656,185	1,340,598	13,154	1,353,752
Total comprehensive income
Profit for the year	0	0	0	0	0	290,233	290,233	22,359	312,592
Other comprehensive income/(loss)	0	0	0	3,310	0	0	3,310	0	3,310
Total comprehensive (loss)/income	0	0	0	3,310	0	290,233	293,543	22,359	315,902
Transfer to statutory reserve	0	0	0	0	44,958	(44,958)	0	0	0
Contributed capital (note 17(a)(iii))			15,139				15,139		15,139
Dividends paid to a non-controlling shareholder of subsidiaries (note 18)								(7,482)	(7,482)
Acquisition of business with non-controlling interests								9,408	9,408
Cash consideration paid for the acquisition of affiliated entities under common control (note 21)			1,000				1,000		1,000
Balance at Jun. 30, 2019	268	134,583	253,034	11,454	349,481	901,460	1,650,280	37,439	1,687,719
Total comprehensive income
Profit for the year						374,238	374,238	(4,234)	370,004
Other comprehensive income/(loss)				2,326			2,326		2,326
Total comprehensive (loss)/income				2,326		374,238	376,564	(4,234)	372,330
Transfer to statutory reserve					35,156	(35,156)
Contributed capital (note 17(a)(iii))									2,450
Contribution from a non-controlling shareholder (note 18)								2,450	2,450
Dividends paid to a non-controlling shareholder of subsidiaries (note 18)								(21,145)	(21,145)
Liquidation of subsidiaries (note 18)					(2,364)	2,364		(3,713)	(3,713)
Balance at Jun. 30, 2020	268	134,583	253,034	13,780	382,273	1,242,906	2,026,844	10,797	2,037,641
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Business combination under common control			(56,866)				(56,866)		(56,866)
Total comprehensive income
Profit for the year						235,092	235,092	3,681	238,773
Other comprehensive income/(loss)				(6,248)			(6,248)		(6,248)
Total comprehensive (loss)/income				(6,248)		235,092	228,844	3,681	232,525
Transfer to statutory reserve					53,148	(53,148)
Waiving liabilities from non-controlling shareholders (note 17(a)(iii))			1,816				1,816	1,744	3,560
Cash consideration paid for the acquisition of affiliated entities under common control (note 21)			(56,866)				(56,866)		(56,866)
Balance at Jun. 30, 2021	¥ 268	¥ 134,583	¥ 197,984	¥ 7,532	¥ 435,421	¥ 1,424,850	¥ 2,200,638	¥ 16,222	¥ 2,216,860